Loans and Leases (Composition of Loans) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	$ 354,250,015	$ 360,937,164	$ 6,917,605
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	78,095,566	80,367,773
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	237,299,236	235,988,490
Agriculture (Member)
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	34,997,920	39,781,326
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	$ 3,857,293	$ 4,799,575